Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Significant Contingent Liabilities and Unrecognized Commitments
37.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS
In addition to those disclosed in other notes, significant commitments and contingencies of the Group as of each balance sheet date were as follows:

a.	As of December 31, 2020 and 2021, unused letters of credit of the Group were approximately NT$2,000 thousand and NT$74,000 thousand (US$2,668 thousand), respectively.

b.
As of December 31, 2020 and 2021, letters of
 bank guarantee
 provided to customs for the
impo
rt and export
of goods
 with b
ank
facilities granted to the Group were approximately NT$671,721 thousand and NT$738,628 thousand (US$26,627 thousand), respectively.

c.
As of December 31, 2020 and 2021, the Group’s commitments to purchase property, plant and equipment were approximately NT$32,627,411 thousand and NT$52,678,554 thousand (US$1,899,011 thousand), respectively, of which NT$1,968,779 thousand and NT$3,761,120 thousand (US$135,585 thousand) had been prepaid, respectively. As of December 31, 2020 and 2021, the commitment that the Group has contracted for the construction related to real estate business were approximately NT$602,548 thousand and NT$59 thousand (US$2 thousand), respectively.

d.	The Group entered into long-term purchase agreements of materials and supplies with multiple suppliers. The relative minimum purchase quantity is specified in the agreements.

e.
The Group entered into long-term agreements with multiple customers. The relative minimum order quantity to customers
and minimum purchase quantity of materials from suppliers are specified in the agreements.

f.
In December 2021, in consideration of corporate social responsibility, the board of directors resolved
the
disbursements
of NT$20,000 thousand (US$721
thousand) to ASE Cultural and Educational Foundation for promoting the cultural and educational activities to discharge the Group’s social responsibilities.

g.
In December 2013, in consideration of corporate social responsibility for environmental protection, the board of directors of ASE, approved the contributions of at least NT$100,000 thousand (US$3,605 thousand) annually to be made in the next 30 years, with a total amount of at least NT$3,000,000 thousand (US$108,147 thousand), for promoting environmental protection efforts in Taiwan. In December 2021, the board of directors of ASE resolved to contribute NT$100,000 thousand (US$3,605 thousand) to ASE Environmental Protection and Sustainability Foundation.